CONDENSED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities					$ 0
Changes in current assets and current liabilities:
Accounts payable and accrued expenses				$ 5,171,000	2,647,000
Net cash used in operating activities				(29,927,000)	(21,500,000)
Cash Flows from Investing Activities:
Net cash used in investing activities				(2,618,000)	(1,865,000)
Cash Flows from Financing Activities:
Payments of offering costs				(3,148,000)
Net cash provided by financing activities				26,836,000	35,668,000
Cash at beginning of period				14,421,000	1,295,000
Cash at end of period	$ 6,058,000	$ 8,611,000	$ 14,421,000	8,611,000	14,421,000
Supplemental Disclosure of Non-cash Financing Activities:
Deferred offering costs in accrued expenses		8,314,000		8,314,000
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss	(683)		(732)	(7,498,549)
Formation costs paid by Sponsor			682
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on trust account				(34,922)
Change in fair value of warrant liabilities		(10,466,000)		6,154,000
Offering costs allocated to warrants				529,112
Changes in current assets and current liabilities:
Prepaid expenses				(389,509)
Franchise tax payable				150,000
Due to related party				83,226
Accounts payable and accrued expenses	(683)			121,740
Net cash used in operating activities			(50)	(884,902)
Cash Flows from Investing Activities:
Investment of cash into trust account				(230,000,000)
Net cash used in investing activities				(230,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount				225,400,000
Proceeds from issuance of Private Placement Warrants				6,600,000
Repayment of promissory note to related party				(92,766)
Payments of offering costs				(347,411)
Net cash provided by financing activities			5,000	231,559,823
Net Change in Cash			4,950	674,921
Cash at beginning of period	0		0	4,950
Cash at end of period		$ 679,871	4,950	679,871	4,950
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption				230,000,000
Initial value of warrant liabilities				14,793,000
Deferred underwriters' discount payable charged to additional paid-in capital				$ 8,050,000
Deferred offering costs paid by Sponsor	17,500
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000		25,000
Deferred offering costs in accrued expenses	$ 25,000		$ 174,584		$ 174,584